Prepayments and Other Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Expenses And Other Current Assets [Line Items]
Advance of loan to a third party	$ 488	3,040